SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation differences	$ 11,021	$ 11,492
Unrealized losses on available-for-sale marketable securities, net of tax	146	187
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (11,167)	$ (11,679)